Investment property - Summary of gain on investment properties (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Gain on valuation of investment property	S/ 101,104,000	S/ 60,260,000	S/ 7,111,000
Income from rental of investment property	81,484,000	71,080,000	65,961,000
Loss on sale		(3,176,000)
Total	S/ 182,588,000	S/ 128,164,000	S/ 73,072,000